As filed with the Securities and Exchange Commission on March 15, 2018

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 544	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 545

JPMORGAN TRUST I

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Pamela L. Woodley JPMorgan Chase & Co. 270 Park Avenue New York, NY 10017	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (b).

☐	on pursuant to paragraph (a)(1).

☐	on (date) pursuant to paragraph (a)(2).

If	appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 544 relates to the following funds

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

J.P. Morgan SMA Funds

JPMorgan Tax Aware Real Return SMA Fund

JPMorgan International Value SMA Fund

J.P. Morgan Income Funds

JPMorgan Emerging Markets Strategic Debt Fund

J.P. Morgan Funds

JPMorgan Commodities Strategy Fund

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

JPMorgan Research Market Neutral Fund

JPMorgan Opportunistic Equity Long/Short Fund

JPMorgan Systematic Alpha Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 15th day of March, 2018.

JPMorgan Trust I

By:	Brian S. Shlissel*
Brian S. Shlissel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on March 15, 2018.

	John F. Finn*	Mary E. Martinez*
	John F. Finn Trustee	Mary E. Martinez Trustee

	Dr. Matthew Goldstein*	Marilyn McCoy*
	Dr. Matthew Goldstein Trustee	Marilyn McCoy Trustee

	Dennis Harrington*	Mitchell M. Merin*
	Dennis Harrington Trustee	Mitchell M. Merin Trustee

	Frankie D. Hughes*	Robert A. Oden, Jr.*
	Frankie D. Hughes Trustee	Robert A. Oden, Jr. Trustee

	Raymond Kanner*	Marian U. Pardo*
	Raymond Kanner Trustee	Marian U. Pardo Trustee

	Peter C. Marshall*	James J. Schonbachler*
	Peter C. Marshall Trustee	James J. Schonbachler Trustee

	Matthew Plastina*	Brian S. Shlissel*
	Matthew Plastina Acting Treasurer and Principal Financial Officer	Brian S. Shlissel President and Principal Executive Officer

*By:	/s/ Pamela L. Woodley
Pamela L. Woodley Attorney-in-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase